Segment Reporting (Details) - Schedule of Customer Revenue Recognition (External Revenue) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Total
Segment Reporting (Details) - Schedule of Customer Revenue Recognition (External Revenue) [Line Items]
Revenue		$ 154,446	$ 163,067	$ 270,638	$ 292,290
Contribution margin	[1]	35,824	46,394	43,655	78,930
Administrative expenses		25,150	28,844	2,545	53,400
Finance expenses		6,739	18,791	8,408	4,209
Other (income) expenses, net		(31,681)	8,626	(27,003)	3,503
Income (loss) before tax		35,616	(9,868)	59,705	17,817
Total | NextGel [Member]
Segment Reporting (Details) - Schedule of Customer Revenue Recognition (External Revenue) [Line Items]
Revenue		62,678	64,883	107,432	123,038
Contribution margin	[1]	12,473	18,044	21,564	35,775
Total | Procaps Colombia [Member]
Segment Reporting (Details) - Schedule of Customer Revenue Recognition (External Revenue) [Line Items]
Revenue		38,067	41,253	67,834	72,802
Contribution margin	[1]	11,389	15,804	20,393	24,705
Total | CAN [Member]
Segment Reporting (Details) - Schedule of Customer Revenue Recognition (External Revenue) [Line Items]
Revenue		18,471	22,122	33,618	37,522
Contribution margin	[1]	5,214	6,280	7,267	9,045
Total | CASAND [Member]
Segment Reporting (Details) - Schedule of Customer Revenue Recognition (External Revenue) [Line Items]
Revenue		25,285	22,666	44,994	39,191
Contribution margin	[1]	5,847	4,443	8,518	6,037
Total | Diabetrics [Member]
Segment Reporting (Details) - Schedule of Customer Revenue Recognition (External Revenue) [Line Items]
Revenue		9,945	12,143	16,760	19,737
Contribution margin	[1]	201	1,383	(12)	1,432
Administrative expenses
Finance expenses
Other (income) expenses, net
Total | Corporate [Member]
Segment Reporting (Details) - Schedule of Customer Revenue Recognition (External Revenue) [Line Items]
Revenue
Contribution margin	[1]	700	441	(14,075)	1,937
Administrative expenses		25,150	28,844	2,545	53,400
Finance expenses		6,739	18,791	8,408	4,209
Other (income) expenses, net		(31,681)	8,626	(27,003)	3,503
Inter- segment eliminations [Member]
Segment Reporting (Details) - Schedule of Customer Revenue Recognition (External Revenue) [Line Items]
Revenue		(44,389)	(50,647)	(76,419)	(94,240)
Contribution margin	[1]	3,867	575	21,428	(4,996)
Administrative expenses		(548)	1	44,176
Finance expenses		41		(3,277)
Other (income) expenses, net		2,054		(6,582)
Income (loss) before tax		2,320	574	(12,889)	(4,996)
Inter- segment eliminations [Member] | NextGel [Member]
Segment Reporting (Details) - Schedule of Customer Revenue Recognition (External Revenue) [Line Items]
Revenue		(30,698)	(31,960)	(50,491)	(64,778)
Contribution margin	[1]	(926)	(552)	(1,591)	(8,071)
Inter- segment eliminations [Member] | Procaps Colombia [Member]
Segment Reporting (Details) - Schedule of Customer Revenue Recognition (External Revenue) [Line Items]
Revenue		(25)	(1,658)	(236)	(1,349)
Contribution margin	[1]	(133)	(695)	(67)	155
Inter- segment eliminations [Member] | CAN [Member]
Segment Reporting (Details) - Schedule of Customer Revenue Recognition (External Revenue) [Line Items]
Revenue		(4,658)	(5,287)	(10,239)	(9,417)
Contribution margin	[1]	622	(20)	1,371	(651)
Inter- segment eliminations [Member] | CASAND [Member]
Segment Reporting (Details) - Schedule of Customer Revenue Recognition (External Revenue) [Line Items]
Revenue		(4,267)	(5,566)	(7,954)	(9,529)
Contribution margin	[1]	4,286	2,505	8,152	5,810
Inter- segment eliminations [Member] | Diabetrics [Member]
Segment Reporting (Details) - Schedule of Customer Revenue Recognition (External Revenue) [Line Items]
Revenue		(4,741)	(6,176)	(7,499)	(9,167)
Contribution margin	[1]	(133)	40	(420)	(93)
Administrative expenses
Finance expenses
Other (income) expenses, net
Inter- segment eliminations [Member] | Corporate [Member]
Segment Reporting (Details) - Schedule of Customer Revenue Recognition (External Revenue) [Line Items]
Revenue
Contribution margin	[1]	151	(704)	13,983	(2,147)
Administrative expenses		(548)	1	44,176
Finance expenses		41		(3,277)
Other (income) expenses, net		2,054		(6,582)
External [Member]
Segment Reporting (Details) - Schedule of Customer Revenue Recognition (External Revenue) [Line Items]
Revenue		110,057	112,420	194,219	198,050
Contribution margin	[1]	39,691	46,969	65,083	73,934
Administrative expenses		24,602	28,845	46,721	53,400
Finance expenses		6,780	18,791	5,131	4,209
Other (income) expenses, net		(29,627)	8,626	(33,585)	3,503
Income (loss) before tax		37,936	(9,293)	46,816	12,822
External [Member] | NextGel [Member]
Segment Reporting (Details) - Schedule of Customer Revenue Recognition (External Revenue) [Line Items]
Revenue		31,980	32,923	56,941	58,260
Contribution margin	[1]	11,547	17,492	19,973	27,704
External [Member] | Procaps Colombia [Member]
Segment Reporting (Details) - Schedule of Customer Revenue Recognition (External Revenue) [Line Items]
Revenue		38,042	39,595	67,598	71,453
Contribution margin	[1]	11,256	15,109	20,326	24,860
External [Member] | CAN [Member]
Segment Reporting (Details) - Schedule of Customer Revenue Recognition (External Revenue) [Line Items]
Revenue		13,813	16,835	23,379	28,105
Contribution margin	[1]	5,836	6,260	8,638	8,394
External [Member] | CASAND [Member]
Segment Reporting (Details) - Schedule of Customer Revenue Recognition (External Revenue) [Line Items]
Revenue		21,018	17,100	37,040	29,662
Contribution margin	[1]	10,133	6,948	16,670	11,847
External [Member] | Diabetrics [Member]
Segment Reporting (Details) - Schedule of Customer Revenue Recognition (External Revenue) [Line Items]
Revenue		5,204	5,967	9,261	10,570
Contribution margin	[1]	68	1,423	(432)	1,339
Administrative expenses
Finance expenses
Other (income) expenses, net
External [Member] | Corporate [Member]
Segment Reporting (Details) - Schedule of Customer Revenue Recognition (External Revenue) [Line Items]
Revenue
Contribution margin	[1]	851	(263)	(92)	(210)
Administrative expenses		24,602	28,845	46,721	53,400
Finance expenses		6,780	18,791	5,131	4,209
Other (income) expenses, net		$ (29,627)	$ 8,626	$ (33,585)	$ 3,503

[1]	Contribution margin is determined by subtracting sales and marketing expenses from gross profit. The Group’s customer revenue recognition (external revenue) policy has been consistent with inter-segment revenue generated.